DESCRIPTION OF THE BUSINESS AND BASIS OF PRESENTATION (Details) $ in Thousands							1 Months Ended	12 Months Ended
	Apr. 17, 2017 USD ($)	Feb. 28, 2017 USD ($)	Sep. 14, 2016 shares	Aug. 17, 2016 shares	Apr. 29, 2016 terminal	Apr. 05, 2016 shares	Feb. 28, 2017	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Limited Partners' Capital Account [Line Items]
Common units sold in public offering (in shares)			375,000	4,000,000
Payments to Acquire Property, Plant, and Equipment | $								$ 80,161	$ 25,573	$ 10,005
PBF Energy [Member] | PBF LLC [Member]
Limited Partners' Capital Account [Line Items]
Percentage of total economic interest								96.70%
PBFX Operating Company LLC [Member]
Limited Partners' Capital Account [Line Items]
Term of Agreement							20 years
Over-Allotment Option [Member]
Limited Partners' Capital Account [Line Items]
Common units sold in public offering (in shares)			600,000			375,000
Limited Partner, Affiliate [Member] | PBF LLC [Member]
Limited Partners' Capital Account [Line Items]
Limited partner interest percentage								44.10%
Limited Partner, Affiliate [Member] | PBF LLC [Member]
Limited Partners' Capital Account [Line Items]
Limited partner interest percentage								44.10%
Limited Partner, Public [Member]
Limited Partners' Capital Account [Line Items]
Limited partner interest percentage								55.90%
Common Units [Member]
Limited Partners' Capital Account [Line Items]
Common units sold in public offering (in shares)				4,000,000		2,875,000		23,441,211
Common Units [Member] | Over-Allotment Option [Member]
Limited Partners' Capital Account [Line Items]
Common units sold in public offering (in shares)			375,000
Paulsboro Natural Gas Pipeline Company LLC [Member]
Limited Partners' Capital Account [Line Items]
Payments to Acquire Property, Plant, and Equipment | $		$ 11,600
Toledo Terminal [Member]
Limited Partners' Capital Account [Line Items]
Payments to Acquire Property, Plant, and Equipment | $	$ 10,000
Plains Asset Purchase, East Coast Terminals [Member]
Limited Partners' Capital Account [Line Items]
Number Of Refined Product Terminals Acquired | terminal					4